Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Operating Segments
Table 20.1 presents our results by operating segment.
Table 20.1: Operating Segments

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate (1)	Reconciling Items (2)	Consolidated Company
Year ended December 31, 2023
Net interest income (3)	$30,185	10,034	9,498	3,966	(888)	(420)	52,375
Noninterest income	7,734	3,415	9,693	10,725	431	(1,776)	30,222
Total revenue	37,919	13,449	19,191	14,691	(457)	(2,196)	82,597
Provision for credit losses	3,299	75	2,007	6	12	—	5,399
Noninterest expense	24,024	6,555	8,618	12,064	4,301	—	55,562
Income (loss) before income tax expense (benefit)	10,596	6,819	8,566	2,621	(4,770)	(2,196)	21,636
Income tax expense (benefit)	2,657	1,704	2,140	657	(2,355)	(2,196)	2,607
Net income (loss) before noncontrolling interests	7,939	5,115	6,426	1,964	(2,415)	—	19,029
Less: Net income (loss) from noncontrolling interests	—	11	—	—	(124)	—	(113)
Net income (loss)	$7,939	5,104	6,426	1,964	(2,291)	—	19,142
Year ended December 31, 2022
Net interest income (3)	$27,044	7,289	8,733	3,927	(1,607)	(436)	44,950
Noninterest income	8,766	3,631	6,509	10,895	1,192	(1,575)	29,418
Total revenue	35,810	10,920	15,242	14,822	(415)	(2,011)	74,368
Provision for credit losses	2,276	(534)	(185)	(25)	2	—	1,534
Noninterest expense	26,277	6,058	7,560	11,613	5,697	—	57,205
Income (loss) before income tax expense (benefit)	7,257	5,396	7,867	3,234	(6,114)	(2,011)	15,629
Income tax expense (benefit)	1,816	1,366	1,989	812	(1,721)	(2,011)	2,251
Net income (loss) before noncontrolling interests	5,441	4,030	5,878	2,422	(4,393)	—	13,378
Less: Net income (loss) from noncontrolling interests	—	12	—	—	(311)	—	(299)
Net income (loss)	$5,441	4,018	5,878	2,422	(4,082)	—	13,677
Year ended December 31, 2021
Net interest income (3)	$22,807	4,960	7,410	2,570	(1,541)	(427)	35,779
Noninterest income	12,070	3,589	6,429	11,776	10,710	(1,187)	43,387
Total revenue	34,877	8,549	13,839	14,346	9,169	(1,614)	79,166
Provision for credit losses	(1,178)	(1,500)	(1,439)	(95)	57	—	(4,155)
Noninterest expense	24,648	5,862	7,200	11,734	4,314	—	53,758
Income (loss) before income tax expense (benefit)	11,407	4,187	8,078	2,707	4,798	(1,614)	29,563
Income tax expense (benefit)	2,852	1,045	2,019	680	782	(1,614)	5,764
Net income before noncontrolling interests	8,555	3,142	6,059	2,027	4,016	—	23,799
Less: Net income (loss) from noncontrolling interests	—	8	(3)	—	1,685	—	1,690
Net income	$8,555	3,134	6,062	2,027	2,331	—	22,109
Year ended December 31, 2023
Loans (average)	$335,920	224,102	291,975	82,755	9,164	—	943,916
Assets (average)	377,434	245,520	553,722	89,797	619,002	—	1,885,475
Deposits (average)	811,091	165,235	162,062	112,069	95,825	—	1,346,282

Loans (period-end)	332,867	224,774	287,432	82,555	9,054	—	936,682
Assets (period-end)	375,484	245,568	547,203	90,138	674,075	—	1,932,468
Deposits (period-end)	782,309	162,526	185,142	103,902	124,294	—	1,358,173
Year ended December 31, 2022
Loans (average)	$332,433	206,032	296,984	85,228	9,143	—	929,820
Assets (average)	379,213	227,935	557,396	91,748	638,011	—	1,894,303
Deposits (average)	883,130	186,079	161,720	164,883	28,457	—	1,424,269

Loans (period-end)	340,529	223,529	298,377	84,273	9,163	—	955,871
Assets (period-end)	387,710	250,198	550,177	91,717	601,218	—	1,881,020
Deposits (period-end)	859,695	173,942	157,217	138,760	54,371	—	1,383,985
(1)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(3)Net interest income is interest earned on assets minus the interest paid on liabilities to fund those assets. Segment interest earned includes actual interest income on segment assets as well as a funding credit for their deposits. Segment interest paid on liabilities includes actual interest expense on segment liabilities as well as a funding charge for their assets